Nature and continuance of operations and going concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity incorporation, state or country code	NV
Retained Earnings (Accumulated Deficit)	$ 72,491,150	$ 66,088,873
Environmental Protection Agency [Member]
Long-Term Debt, Current Maturities	16,417,208
Long-Term Debt, Excluding Current Maturities	$ 11,000,000